Inventories (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Inventory [Line Items]
Raw materials and supplies	$ 222.4	$ 219.4
Work-in-process	83.3	89.6
Finished goods	1,004.6	965.4
Total inventories	$ 1,310.3	$ 1,274.4